Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Activity in Goodwill by Segment
The following is a summary of the activity in goodwill by segment.

(in millions)	USA	Canada	EMEA	Rest of World	Total
Balance, January 1, 2016	$1,306.1	$420.7	$2.1	$16.2	$1,745.1
Additions	17.7	5.2	—	—	22.9
Purchase price adjustments	1.4	—	(0.9)	—	0.5
Foreign exchange	—	12.5	(0.1)	3.5	15.9
Balance, December 31, 2016	$1,325.2	$438.4	$1.1	$19.7	$1,784.4
Additions	—	—	—	4.1	4.1
Purchase price adjustments	—	0.5	—	—	0.5
Foreign exchange	—	29.8	0.1	(0.5)	29.4
Balance, December 31, 2017	$1,325.2	$468.7	$1.2	$23.3	$1,818.4

Schedule of Gross Carrying Amounts and Accumulated Amortization of Intangible Assets
The gross carrying amounts and accumulated amortization of the Company’s intangible assets were as follows:

	December 31, 2017			December 31, 2016
(in millions)	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Intangible assets (subject to amortization):
Customer relationships (1)	$853.5	$(582.1)	$271.4	$826.2	$(514.3)	$311.9
Other (2)	177.8	(161.5)	16.3	178.2	(150.9)	27.3
Total intangible assets	$1,031.3	$(743.6)	$287.7	$1,004.4	$(665.2)	$339.2

(1)	Net of impairment losses of $110.2 million recorded during the year ended December 31, 2016. Refer to “Note 13: Impairment charges” for further information.

(2)	Net of impairment losses of $3.5 million recorded during the year ended December 31, 2016. Refer to “Note 13: Impairment charges” for further information.

Summary of Estimated Annual Amortization Expense	The estimated annual amortization expense in each of the next five years is as follows:

(in millions)
2018	$53.8
2019	48.0
2020	43.3
2021	39.3
2022	31.6